Fair Value Measurements - Schedule of Forward Price Ranges for the Company (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) $ / UNIT	Dec. 31, 2025 USD ($) $ / MWh	Dec. 31, 2025 USD ($) $ / MMBTU	Dec. 31, 2025 USD ($) $ / UNIT	Dec. 31, 2024 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		$ 48,700	$ 48,700	$ 48,700
Derivative Liability		$ 573,400	$ 573,400	$ 573,400
Fair Value measurement, sensitivity analysis, hypothetical increase or decrease of market prices, result on fair value, percent	10.00%	10.00%	10.00%	10.00%
Fair Value Measurements, Sensitivity Analysis, Hypothetical Increase or Decrease of Market Prices, Result on Fair Value	$ 41,500	$ 48,100	$ 48,100	$ 48,100
Recurring Fair Value Measures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	53,309	48,709	48,709	48,709	$ 38,836
Derivative Liability	721,608	669,911	669,911	669,911	462,980
Recurring Fair Value Measures | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	7,706	7,517	7,517	7,517	11,871
Derivative Liability	232,558	213,469	213,469	213,469	185,589
Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		3,044	3,044	3,044
Derivative Liability		212,327	212,327	212,327
Electric Portfolio | Recurring Fair Value Measures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	46,733	41,974	41,974	41,974	35,341
Derivative Liability	506,832	493,334	493,334	493,334	319,506
Electric Portfolio | Recurring Fair Value Measures | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	4,162	3,044	3,044	3,044	10,105
Derivative Liability	$ 231,461	$ 212,327	212,327	$ 212,327	185,214
Electric Portfolio | Income Approach Valuation Technique | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Power prices (per MWh)	10.59	18.4		18.4
Electric Portfolio | Income Approach Valuation Technique | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Power prices (per MWh)	113.26	126.87		126.87
Electric Portfolio | Income Approach Valuation Technique | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Power prices (per MWh)	52.26	57.64		57.64
Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		$ 4,473	4,473	$ 4,473
Derivative Liability		1,142	1,142	1,142
Natural Gas Portfolio | Recurring Fair Value Measures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	$ 6,576	6,735	6,735	6,735	3,495
Derivative Liability	74,671	80,087	80,087	80,087	70,425
Natural Gas Portfolio | Recurring Fair Value Measures | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	3,544	4,473	4,473	4,473	1,766
Derivative Liability	$ 1,097	$ 1,142	$ 1,142	$ 1,142	$ 375
Natural Gas Portfolio | Income Approach Valuation Technique | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Price Per Millions of BTU	1.92		1.53	1.53
Natural Gas Portfolio | Income Approach Valuation Technique | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Price Per Millions of BTU	4.61		4.46	4.46
Natural Gas Portfolio | Income Approach Valuation Technique | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Price Per Millions of BTU	2.44		2.3	2.3